Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	GSUM
Entity Registrant Name	Gridsum Holding Inc.
Entity Central Index Key	0001647338
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,543,461
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	26,289,929